Reporting Entity	12 Months Ended
Dec. 31, 2010
Reporting Entity [Abstract]
Reporting Entity
1.	REPORTING ENTITY

Nature of Operations

Headquartered in Louisville, Kentucky, Humana is one of the nation's largest publicly traded health and supplemental benefits companies, based on our 2010 revenues of approximately $33.6 billion. References throughout these notes to consolidated financial statements to "we," "us," "our," "Company," and "Humana," mean Humana Inc. and its subsidiaries. We provide full-service benefits and wellness solutions, offering a wide array of health, pharmacy and supplemental benefit products for employer groups, government benefit programs, and individuals, as well as primary and workplace care through our medical centers and worksite medical facilities. We derived approximately 76% of our premiums and services revenue from contracts with the federal government in 2010. Under our federal government contracts with the Centers for Medicare and Medicaid Services, or CMS, we provide health insurance coverage for Medicare Advantage members in Florida, accounting for approximately 17% of our consolidated premiums and services revenue in 2010. CMS is the federal government's agency responsible for administering the Medicare program. Under federal government contracts with the Department of Defense we primarily provide health insurance coverage to TRICARE members, accounting for approximately 11% of our consolidated premiums and services revenue in 2010.

Health Insurance Reform

In March 2010, the President signed into law The Patient Protection and Affordable Care Act and The Health Care and Education Reconciliation Act of 2010 (which we collectively refer to as the Health Insurance Reform Legislation) which enact significant reforms to various aspects of the U.S. health insurance industry. There are many significant provisions of the legislation that will require additional guidance and clarification in the form of regulations and interpretations in order to fully understand the impacts of the legislation on our overall business, which we expect to occur over the next several years.

Certain significant provisions of the Health Insurance Reform Legislation include, among others, mandated coverage requirements, rebates to policyholders based on minimum benefit ratios, adjustments to Medicare Advantage premiums, the establishment of state-based exchanges, and an annual insurance industry premium-based assessment. Implementation dates of the Health Insurance Reform Legislation vary from as early as six months from the date of enactment, or September 30, 2010, to as late as 2018.